Acquisition and Disposals - Catlin - Overview (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands	May 01, 2015 USD ($) shares $ / shares	May 01, 2015 GBP (£) shares £ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01	$ 0.01
Catlin Group Limited
Business Acquisition [Line Items]
Acquisition consideration | $	$ 4,139,180
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01
Cash price component, per Catlin Share in GBP | £ / shares		£ 3.88
Exchange ratio per the Implementation Agreement | shares	0.13	0.13
XL Share issuance to Catlin shareholders | shares	49,935,000	49,935,000
Cash consideration	$ 2,287,579	£ 1,490,377